Business Transfer Agreement with Wockhardt Limited (Details Textual) ₨ in Millions	Jun. 10, 2020 INR (₨)	Feb. 29, 2020 INR (₨) Brand
Disclosure of Business Transfer Agreement with Wockhardt Limited [Line Items]
Number of brands | Brand		62
Wockhardt Limited [Member]
Disclosure of Business Transfer Agreement with Wockhardt Limited [Line Items]
Consideration on acquisition date		₨ 18,500
Wockhardt Limited [Member] | Major business combination [member]
Disclosure of Business Transfer Agreement with Wockhardt Limited [Line Items]
Consideration on acquisition date	₨ 18,500
Business combination payment of consideration	14,830
Acquisition date consideration payable for working capital adjustments and other statutory dues	670
Business combination contingent consideration payable	₨ 3,000
Number of times and the product of excess of minimum threshold revenue of the acquiree	2
Wockhardt Limited [Member] | Major business combination [member] | Bottom of range [member] | Scenario Forecast One [Member]
Disclosure of Business Transfer Agreement with Wockhardt Limited [Line Items]
Estimated revenue from sales of the acquiree post business combination	₨ 4,800